BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank loan borrowings [line items]
Borrowings	$ 29,805	$ 29,460
Convertible debt
Bank loan borrowings [line items]
Borrowings	$ 29,805	$ 29,460